Note 12 - Related Party Transactions (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	15 Months Ended	99 Months Ended	1 Months Ended	0 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended	99 Months Ended	0 Months Ended	12 Months Ended	39 Months Ended		1 Months Ended
	Sep. 23, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 30, 2013	Sep. 30, 2012	Dec. 30, 2013	Jul. 31, 2012 Series B Preferred Stock [Member] Donna Bella International, Limited [Member]	Oct. 04, 2007 Stellartech Research Corporation [Member]	Sep. 30, 2014 Stellartech Research Corporation [Member]	Sep. 30, 2013 Stellartech Research Corporation [Member]	Dec. 31, 2013 Stellartech Research Corporation [Member]	Dec. 31, 2012 Stellartech Research Corporation [Member]	Oct. 04, 2007 Stellartech Research Corporation [Member]	Dec. 31, 2013 Stellartech Research Corporation [Member]	Mar. 14, 2013 Chief Executive Officer [Member]	Dec. 31, 2008 Chief Executive Officer [Member]	Dec. 31, 2008 Chief Executive Officer [Member]	Mar. 14, 2013 Chief Executive Officer [Member]	Apr. 30, 2012 Dr. Palmer [Member]
Note 12 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	11,305,567							300,000					300,000
Related Party Transaction, Amounts of Transaction									$ 345,472	$ 33,000	$ 33,000	$ 325,936		$ 6,920,619
Operating Leases, Rent Expense		128,359	128,359	173,896	166,398	744,602										12,000	72,391
Payments for Legal Settlements																			1,000,000
Notes Payable, Related Parties																			150,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																			754,635
Maximum Value of Shares to be Issued if Closing of Equity Financing																			150,000
Stock Issued During Period, Value, New Issues							1,000,000
Employee-related Liabilities, Current																		271,346
Monthly Severance Payment															25,000
Final Severance Payment															$ 21,346
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in Shares)															5,278,330
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		1,901,476													11,015,646